Nominal Share Issuance (Details) - USD ($)		1 Months Ended
		Dec. 27, 2018	Nov. 20, 2018	Oct. 25, 2018	Sep. 30, 2023	Jul. 20, 2023	Jul. 06, 2023	Sep. 30, 2022
Nominal Share Issuance [Line Items]
Shares issued (in Shares)				1,000,000
Total consideration (in Dollars)		$ 1,000	$ 3,000	$ 1,000
Shares issued, price per share			$ 3,000,000			$ 5
Aggregate shares issued (in Shares)		1,000,000
Ordinary shares par value	[1]				$ 0.000625			$ 0.000625
IPO [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)							1,000,000
Shares issued, price per share							$ 5
Ordinary shares par value							$ 0.000625
Over-Allotment Option [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)						150,000
Ordinary shares par value						$ 0.000625
Ordinary Shares [Member]
Nominal Share Issuance [Line Items]
Ordinary shares par value			$ 0.001	$ 0.001
Ordinary shares par value		$ 0.001

[1]	The shares are presented on a retroactive basis to reflect the Company’s share subdivision on July 15, 2022. See Note 12 below.